SEGMENTAL INFORMATION	12 Months Ended
Dec. 31, 2015
Segment Reporting [Abstract]
SEGMENTAL INFORMATION

7.	SEGMENTAL INFORMATION

We own and operate LNG carriers and FSRUs and provide these services under time charters under varying periods, trades in physical and future LNG contracts, and are in the process of developing our first FLNG. Since the IPO of Golar Partners, we have become a project development company. Our reportable segments consist of the primary services each provides. Although our segments are generally influenced by the same economic factors, each represents a distinct product in the LNG industry. There have not been any intersegment sales during the periods presented. Segment results are evaluated based on net income. The accounting principles for the segments are the same as for our consolidated financial statements. Indirect general and administrative expenses are allocated to each segment based on estimated use.

The split of the organization of the business into three reportable segments is based on differences in management structure and reporting, economic characteristics, customer base, asset class and contract structure. As of December 31, 2015, we operate in the following three reportable segments:

•	Vessel operations – We operate and subsequently charter out LNG carriers and FSRUs on fixed terms to customers.

•
LNG trading – We provide physical and financial risk management in LNG and gas markets for customers around the world. Activities include structured services to outside customers, arbitrage service as well as proprietary trading.

•
FLNG – In 2014, we ordered our first FLNG based on the conversion of our existing LNG carrier, the Hilli. The Hilli FLNG conversion is expected to be completed and delivered in 2017. The costs associated with the conversion to a FLNG has been considered as a separate segment.

The LNG trading operations meets the definition of an operating segment as the business is a financial trading business and its financial results are reported directly to the chief operating decision maker. The LNG trading segment is a distinguishable component of the business from which we earn revenues and incur expenses and whose operating results are regularly reviewed by the chief operating decision maker, and which is subject to risks and rewards different from the vessel operations segment.

FLNG meets the definition of an operating segment as the business is a distinguishable component of the business from which, once the first FLNG is delivered to us, we will earn revenues and incur expenses and whose operating results will be regularly reviewed by the chief operating decision maker, and due to its nature is subject to risks and rewards different from the vessel operations segment or the LNG trading segment.

(in thousands of $)	2015				2014				2013
	Vessel operations	LNG trading	FLNG*	Total	Vessel operations	LNG trading	FLNG*	Total	Vessel operations	LNG trading	Total
Time and voyage charter revenues	90,127	—	—	90,127	95,399	—	—	95,399	90,558	—	90,558
Vessel and other management fees	12,547	—	—	12,547	10,756	—	—	10,756	9,270	—	9,270
Vessel and voyage operating expenses	(125,389)	—	—	(125,389)	(76,910)	—	—	(76,910)	(58,009)	—	(58,009)
Administrative expenses	(28,657)	—	(4,869)	(33,526)	(17,468)	(64)	(1,735)	(19,267)	(22,816)	(136)	(22,952)
Impairment of long-term assets	(1,957)	—	—	(1,957)	(500)	—	—	(500)	(500)	—	(500)
Depreciation and amortization	(73,732)	—	—	(73,732)	(49,561)	(250)	—	(49,811)	(36,562)	(309)	(36,871)
Other operating loss	—	—	—	—	(6,387)	—	—	(6,387)	—	—	—
Other operating gains (losses) - LNG trade	—	—	—	—	—	1,317	—	1,317	—	—	—
Gain on disposals to Golar Partners (including amortization of deferred gain)	102,884	—	—	102,884	43,783	—	—	43,783	65,619	—	65,619
Impairment of vessel held-for-sale	(1,032)	—	—	(1,032)	—	—	—	—	—	—	—
Loss on disposal of vessel	(5,824)	—	—	(5,824)	—	—	—	—	—	—	—
Operating (loss) income	(31,033)	—	(4,869)	(35,902)	(888)	1,003	(1,735)	(1,620)	47,560	(445)	47,115
Other non-operating income (loss)	12,513		—	12,513	26,766	718	—	27,484	27,605	—	27,605
Net financial (expenses) income	(174,619)	—	—	(174,619)	(87,600)	(252)	—	(87,852)	41,768	—	41,768
Income taxes	3,053	—	—	3,053	1,114	—	—	1,114	3,404	—	3,404
Equity in net earnings (losses) of affiliates	16,454	—	—	16,454	19,408	—	—	19,408	15,821	—	15,821
Net (loss) income	(173,632)	—	(4,869)	(178,501)	(41,200)	1,469	(1,735)	(41,466)	136,158	(445)	135,713
Non-controlling interests	(19,158)	—	—	(19,158)	(1,655)	—	—	(1,655)	—	—	—
Net (loss) income attributable to Golar LNG Ltd	(192,790)	—	(4,869)	(197,659)	(42,855)	1,469	(1,735)	(43,121)	136,158	(445)	135,713
Total assets	3,436,784	—	870,804	4,307,588	3,630,538	1,335	360,120	3,991,993	2,664,953	268	2,665,221
Investment in affiliates	313,021	—	—	313,021	335,372	—	—	335,372	350,918	—	350,918
Capital expenditures	565,777	—	111,572	677,349	1,202,901	—	313,645	1,516,546	734,155	—	734,155

* The Hilli conversion into a FLNG commenced in 2014. Therefore no comparative segmental information for the year ended December 31, 2013 was presented. We incurred FLNG project costs of $7.7 million for the year ended December 31, 2013. These were included in administrative expenses.

Revenues from external customers

During December 31, 2015 and 2014, our vessels operated under charters with three main charterers: a major Japanese trading company, a major commodity trading company, and Nigeria LNG Ltd.

In time and voyage charters, the charterer, not us, controls the routes of our vessels. These routes can be worldwide as determined by the charterers, except for the FSRUs, which operate at specific locations where the charterers are based. Accordingly, our management, including the chief operating decision maker, do not evaluate our performance either according to customer or geographical region.

In the years ended December 31, 2015, 2014 and 2013, revenues from the following customers accounted for over 10% of our consolidated time charter revenues:

(in thousands of $)	2015		2014		2013
Nigeria LNG Ltd	37,994	42%	—	—%	—	—%
Major commodity trading company	16,167	18%	15,761	17%	—	—%
Major Japanese trading company	—	—%	55,975	59%	47,744	53%
Gdf Suez Gas	—	—%	—	—%	10,015	11%
Eni Spa	—	—%	—	—%	8,912	10%
BG Group plc	—	—%	—	—%	13,114	14%

Geographical segment data

The following geographical data presents our revenues with respect only to our FSRUs, operating under long-term charters, at specific locations. LNG vessels operate on a worldwide basis and are not restricted to specific locations.

Revenues (in thousands of $)	2015	2014	2013
Kuwait*	—	4,182	—

* This relates to revenues from the Golar Igloo prior to her disposal to Golar Partners on March 28, 2014.

In 2013, we did not own any operating FSRUs. In February 2014, the FSRU, Golar Igloo, was delivered to us which we subsequently sold to Golar Partners in March 2014. The vessel was chartered by KNPC, a subsidiary of Kuwait Petroleum Corporation, the state-owned oil and gas company of Kuwait, during the period under Golar ownership.